RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 28, 2020	Mar. 03, 2020	Mar. 02, 2020	Dec. 29, 2019	May 01, 2020
Monthly rent payment				$ 500
Exercise price				$ 1.65
Annual interst					1.00%
Loan Modification and Extension Agreement [Member] | Next Gen Ice, Inc. [Member]
Exercise price		$ 1.00	$ 1.00
Principle, Amount			$ 179,000
Maturity Extended			Aug. 31, 2020
Outstanding equity, percentage			34.00%
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Mar. 31, 2023	Mar. 31, 2023
Ownership percentage		55.00%	2.00%	55.00%
Notes Due from Related Party			$ 179,000	$ 179,000
Warrants holds upon shares purchase			358,000
Warrants holds upon shares purchase, amount			$ 75,000
BTND, LLC. [Member]
Advance from related party	$ 207,729
Annual interst	8.00%